SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC.	12 Months Ended
Mar. 31, 2018
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of the Company are conducted by its subsidiaries. Canada Goose Holdings Inc. is a holding company and does not have any material assets or conduct business operations other than investments its subsidiaries. The credit agreement of Canada Goose, Inc, a wholly owned subsidiary of Canada Goose Holdings Inc., contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to Canada Goose Holdings Inc.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in thousands of Canadian dollars)

	March 31
	2018	2017	2016
	$	$	$
Equity in comprehensive income of subsidiary	97,483	14,496	26,155
Fee income from subsidiary	888	20,614	—
	98,371	35,110	26,155
Selling, general and administration expenses	5,185	11,503	500
Other income:
Net interest income and other finance costs	(4)	(6)	(8)
Income before tax	93,190	23,613	25,663
Income tax expense (recovery)	(1,042)	2,582	(130)
Net income	94,232	21,031	25,793
Schedule I – Condensed Statements of Financial Position
(in thousands of Canadian dollars)

	March 31
	2018	2017
Assets	$	$
Current assets
Cash	1,276	370
Income tax receivable	2	—
Other current assets	190	35
Total current assets	1,468	405
Note receivable from subsidiary	36,356	32,511
Investment in subsidiaries	232,984	135,502
Deferred income taxes	1,042	—
Total assets	271,850	168,418
Liabilities and shareholders’ equity
Current Liabilities
Accounts payable and accrued liabilities	857	473
Due to subsidiary	27,383	21,774
Income tax payable	—	2
Total liabilities	28,240	22,249
Shareholders' equity
Share capital	106,095	103,295
Contributed surplus	4,483	4,074
Retained earnings	133,032	38,800
Total shareholders' equity	243,610	146,169
Total liabilities & shareholders' equity	271,850	168,418
Schedule I – Condensed Statements of Changes in Equity
(in thousands of Canadian dollars)

	Share Capital	Contributed Surplus	Retained Earnings (Deficit)	Total
	$	$	$	$
Balance, March 31, 2015	58,245	57,240	(1,052)	114,433
Issuance of preferred shares	1,976	—	—	1,976
Net income	—	—	25,793	25,793
Share-based compensation	—	500	—	500
Balance, March 31, 2016	60,221	57,740	24,741	142,702
Redemption of common and preferred shares	(57,569)	(56,940)	(6,972)	(121,481)
Issuance of subordinate voting shares	100,497	—	—	100,497
Exercise of stock options	146	—	—	146
Net income	—	—	21,031	21,031
Share-based compensation	—	3,274	—	3,274
Balance, March 31, 2017	103,295	4,074	38,800	146,169
Exercise of stock options	2,800	(1,562)	—	1,238
Net income	—	—	94,232	94,232
Share-based compensation	—	1,971	—	1,971
Balance, March 31, 2018	106,095	4,483	133,032	243,610
Schedule I – Condensed Statements of Cash Flows
(in thousands of Canadian dollars)

	March 31
	2018	2017	2016
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	94,232	21,031	25,793
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(97,483)	(14,496)	(26,155)
Net interest income	(4)	(6)	(8)
Income taxes	(1,042)	2,582	(130)
Share-based compensation	1,971	5,922	500
	(2,326)	15,033	—
Changes in assets and liabilities	1,998	72,271	87
Income taxes paid	(4)	—	(4)
Interest received	—	5,740	5,525
Interest paid	—	(5,732)	(5,517)
Net cash from (used in) operating activities	(332)	87,312	91
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in subsidiary
Shares of subsidiary redeemed	—	100,472	—
Dividend received	—	21,000	—
Investment in shares of subsidiary	—	(100,000)	(1,976)
Loan to subsidiary	—	—	(2,964)
Net cash from (used in) investing activities	—	21,472	(4,940)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common and preferred shares	—	(121,480)	—
Issuance of subordinate voting shares	—	98,273	—
Issuance of preferred shares	—	—	1,976
(Repayment) issuance of subordinated debt	—	(85,306)	2,964
Exercise of stock options	1,238	—	—
Net cash from (used in) financing activities	1,238	(108,513)	4,940
Increase in cash	906	271	91
Cash, beginning of period	370	99	8
Cash, end of period	1,276	370	99
Schedule I – Notes to the Condensed Financial Statements
(in thousands of Canadian dollars)

1.	BASIS OF PRESENTATION
Canada Goose Holdings Inc. (the “Parent Company”) is a holding company that conducts substantially all of its business operations through its subsidiary. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiary under the equity method in these unconsolidated condensed financial statements.

2.	STATEMENT OF COMPLIANCE
The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, "Separate Financial Statements", as issued by the International Accounting Standards Board.

3.	COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.

4.	SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements Note 17 in reference to the recapitalization and public share offering transactions during the year ended March 31, 2017.